Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
FIRST QUARTER REPORT
March 31, 2024 (Unaudited)
Columbia Research Enhanced Real Estate ETF

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Real Estate ETF
March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Real Estate ETF | First Quarter Report 2024
Notes to Portfolio of Investments
Common Stocks 99.2%
Issuer Shares Value ($)
Real Estate  99.2%
Diversified REITs 1.5%
Armada Hoffler Properties, Inc. 534 5,554
Broadstone Net Lease, Inc. 831 13,022
Empire State Realty Trust, Inc. Class A 434 4,396
Essential Properties Realty Trust, Inc. 579 15,436
Global Net Lease, Inc. 1,350 10,490
Total 48,898
Health Care REITs 5.4%
CareTrust REIT, Inc. 769 18,741
Global Medical REIT, Inc. 399 3,491
Healthpeak Properties, Inc. 4,201 78,769
Medical Properties Trust, Inc. 3,483 16,370
Omega Healthcare Investors, Inc. 1,095 34,679
Sabra Health Care REIT, Inc. 1,350 19,939
Total 171,989
Hotel & Resort REITs 5.2%
Apple Hospitality REIT, Inc. 1,487 24,357
DiamondRock Hospitality Co. 766 7,361
Host Hotels & Resorts, Inc. 2,533 52,382
Park Hotels & Resorts, Inc. 993 17,367
Pebblebrook Hotel Trust 336 5,178
RLJ Lodging Trust 718 8,487
Ryman Hospitality Properties, Inc. 272 31,446
Summit Hotel Properties, Inc. 500 3,255
Sunstone Hotel Investors, Inc. 563 6,272
Xenia Hotels & Resorts, Inc. 477 7,160
Total 163,265
Industrial REITs 2.6%
First Industrial Realty Trust, Inc. 603 31,682
Industrial Logistics Properties Trust 184 789
LXP Industrial Trust 1,779 16,046
STAG Industrial, Inc. 879 33,789
Total 82,306
Office REITs 5.4%
Boston Properties, Inc. 643 41,994
Brandywine Realty Trust 1,055 5,064
COPT Defense Properties 413 9,982
Cousins Properties, Inc. 928 22,309
Douglas Emmett, Inc. 632 8,766
Highwoods Properties, Inc. 799 20,918
Hudson Pacific Properties, Inc. 541 3,489
JBG SMITH Properties 354 5,682
Kilroy Realty Corp. 740 26,958
Office Properties Income Trust 249 508
Orion Office REIT, Inc. 427 1,499
Paramount Group, Inc. 585 2,744
Piedmont Office Realty Trust, Inc. Class A 934 6,566
Vornado Realty Trust 529 15,219
Total 171,698
Common Stocks (continued)
Issuer Shares Value ($)
Residential REITs 13.2%
American Homes 4 Rent Class A 1,655 60,871
Apartment Income REIT Corp. 700 22,729
AvalonBay Communities, Inc. 513 95,192
Invitation Homes, Inc. 2,733 97,322
Mid-America Apartment Communities, Inc. 720 94,738
Sun Communities, Inc. 340 43,717
UMH Properties, Inc. 255 4,141
Total 418,710
Retail REITs 18.4%
Brixmor Property Group, Inc. 1,841 43,171
Kite Realty Group Trust 1,345 29,160
Macerich Co. (The) 793 13,663
NNN REIT, Inc. 668 28,550
Phillips Edison & Co., Inc. 556 19,944
Realty Income Corp. 3,408 184,373
Simon Property Group, Inc. 1,554 243,186
Tanger , Inc. 405 11,960
Urban Edge Properties 436 7,530
Whitestone REIT 299 3,752
Total 585,289
Specialized REITs 47.5%
American Tower Corp. 1,763 348,351
Crown Castle, Inc. 2,221 235,049
CubeSmart 859 38,844
Digital Realty Trust, Inc. 1,197 172,416
EPR Properties 580 24,621
Equinix , Inc. 271 223,664
Gaming and Leisure Properties, Inc. 1,236 56,943
Iron Mountain, Inc. 1,085 87,028
Lamar Advertising Co. Class A 501 59,824
National Storage Affiliates Trust 512 20,050
Outfront Media, Inc. 991 16,639
PotlatchDeltic Corp. 299 14,059
Rayonier, Inc. 561 18,648
SBA Communications Corp. 401 86,897
Uniti Group, Inc. 1,486 8,767
Weyerhaeuser Co. 2,630 94,443
Total 1,506,243
Total Real Estate 3,148,398
Total Common Stocks
(Cost $2,979,995) 3,148,398
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.164%
(a)
12,604 12,604
Total Money Market Funds
(Cost $12,604) 12,604
Total Investments in Securities
(Cost $2,992,599) 3,161,002
Other Assets & Liabilities, Net 13,281
Net Assets 3,174,283
(a) The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
REIT Real Estate Investment Trust

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Real Estate ETF
March 31, 2024 (Unaudited)
Columbia Research Enhanced Real Estate ETF | First Quarter Report 2024 3
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT322_12_P01_(05/24)
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